Fair Value Measurements and Fair Value of Financial Instruments	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements and Fair Value of Financial Instruments
4.	Fair Value Measurements and Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value on a recurring basis. The Company determines fair value based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. These levels are:
Level 1
– Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2
– Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and
Level 3
– Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.
Financial instruments consist of cash equivalents, accounts payable, accrued liabilities, debt and convertible preferred stock warrant liability, Additional Shares,
Earn-Out
Shares and Public and Private Placement Warrants. Cash equivalents, convertible preferred stock warrant liability, Additional Shares,
Earn-Out
Shares and Public and Private Placement Warrant are stated at fair value on a recurring basis. Accounts payable and accrued liabilities are stated at their carrying value, which approximates fair value due to the short period time to the expected receipt or payment. The carrying amount of the Company’s outstanding debt approximates the fair value as the debt bears interest at a rate that approximates prevailing market rate.
The Public Warrants are classified as Level 1 due to the use of an observable market quote in an active market. Private Placement Warrants are classified as Level 2 as the fair value approximates the fair value of the Public Warrants. The Private Placement Warrants are identical to the Public Warrants, with certain exception discussed in Note 9, Common Stock and Warrants. The Additional Shares and
Earn-Out
Shares are classified as Level 3 and their fair values were estimated using a Monte Carlo options pricing model utilizing assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the expected volatility assumption based on the implied common stock volatilities of a set of publicly traded peer companies. Changes in this assumption, including the selection of or quantities of companies with the peer company set, could materially affect the estimate of the fair value of these instruments and the related change in fair value of these instruments.
The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis as of June 30,
2022
and December 31,
2021
by level within the fair value hierarchy (in thousands):

	June 30, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$129,171	$—	$—	$129,171

Total	$129,171	$—	$—	$129,171

Financial Liabilities:
Additional Shares	$—	$—	$17,355	17,355
Earn-Out Shares	—	—	53,136	53,136
Public Warrants	3,381	—	—	3,381
Private Placement Warrants	—	2,814	—	2,814

Total	$3,381	$2,814	$70,491	$76,686

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$77,771	$—	$—	$77,771

Total	$77,771	$—	$—	$77,771

Financial Liabilities:
Convertible preferred stock warrant liability	$—	$—	$4,787	$4,787

Total	$—	$—	$4,787	$4,787

There were no transfers of financial assets or liabilities into or out of Level 1, Level
2
, or Level 3 during the periods presented.
Additional Shares
At closing of the Mergers, the Company recorded a liability of $15.3 million related to the potential issuance of the Additional Shares related to the Backstop Subscription Agreement. Subsequent changes in fair value of the Additional Shares liability until settlement is recognized in the statements of operations.
The following table provides a summary of changes in the estimated fair value of the Additional Shares liability (in thousands):

Balance at December 31, 2021	$—
Assumption of Additional Shares liability	15,340
Change in fair value	2,015

Balance at June 30, 2022	$17,355

Earn-Out
Shares
At Closing of the Mergers, certain
Earn-Out
Shares were accounted for
as
a liability totaling $70.5 million. Subsequent changes in fair value, until settlement or until equity classification is met, is recognized in the statements of operations.
The following table provides a summary of changes in the estimated fair value of the
Earn-Out
liability (in thousands):

Balance at December 31, 2021	$—
Assumption of Earn-Out liability	70,481
Change in fair value	(17,345)

Balance at June 30, 2022	$53,136

Private Placement and Public Warrant Liabilities
As of June 30, 2022, the Company has Private Placement and Public Warrants defined and discussed in Note 9, Common Stock and Warrants. Such warrants are measured at fair value on a recurring basis.
The following table provides a summary of changes in the estimated fair value of the Private Placement Warrants and Public Warrants (in thousands):

	Private Placement Warrants	Public Warrants
Balance at December 31, 2021	$—	$—
Assumption of Private Placement and Public Warrants	3,350	4,025
Changes in fair value	(536)	(644)

Balance at June 30, 2022	$2,814	$3,381

Convertible Preferred Stock Warrant Liability
The fair value of the preferred stock warrant liability is determined using the Black-Scholes option pricing model, which involve inherent uncertainties and the application of management’s judgment. The following table provides a summary of changes in the estimated fair value of the preferred stock warrant liability (in thousands):

Balance at December 31, 2021	$4,787
Change in fair value	(1,616)
Net exercise of preferred stock warrants	(989)

Balance before reclassification at June 30, 2022	2,182
Reclassification to additional paid-in capital	(2,182)

Balance at June 30, 2022	$—

The Company recorded a
gain of
$1.6
million and a loss of $1.3 million on remeasurement of preferred stock warrant liability for the six months ended
June 30,
2022
and 2021, respectively. With the closing of the Business Combination, unexercised preferred stock warrants are converted into warrants of the Company to purchase shares of common stock and the preferred stock warrant liability is reclassified to additional paid-in
capital.

3.	Fair Value Measurements and Fair Value of Financial Instruments
The following table sets forth the Company’s financial instruments that were measured at fair value by level within the fair value hierarchy (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$173,315	$—	$—	$173,315

Total	$173,315	$—	$—	$173,315

Financial Liabilities:
Convertible preferred stock warrant liability	$—	$—	$3,553	$3,553

Total	$—	$—	$3,553	$3,553

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$77,771	$—	$—	$77,771

Total	$77,771	$—	$—	$77,771

Financial Liabilities:
Convertible preferred stock warrant liability	$—	$—	$4,787	$4,787

Total	$—	$—	$4,787	$4,787

Convertible Preferred Stock Warrant Liability
The fair value of the preferred stock warrant liability is determined using the Black-Scholes option pricing model, which involve inherent uncertainties and the application of management’s judgment. The following table provides a summary of changes in the estimated fair value of the Company’s Level 3 financial liabilities (in thousands):

Balance at December 31, 2020	$3,553
Change in fair value	1,234

Balance at December 31, 2021	$4,787

The Company recorded a loss on remeasurement of preferred stock warrant liability of $0.4 million, $1.0 million and $1.2 million for the years ended December 31, 2019, 2020 and 2021, respectively.
The following are the assumptions used in the Black-Scholes option pricing model to determine the fair value of the convertible preferred stock warrants for the dates indicated:

	December 31, 2020
	Series A Convertible Preferred Stock Warrants	Series B Convertible Preferred Stock Warrants	Series C Convertible Preferred Stock Warrants	Series D Convertible Preferred Stock Warrants
Expected term (in years)	2.0	2.0	2.0	2.0
Fair value of underlying shares	6.32	6.49	6.78	8.35
Volatility	88.04%	88.04%	88.04%	88.04%
Risk-free interest rate	0.13%	0.13%	0.13%	0.13%
Dividend yield	—	—	—	—

	December 31, 2021
	Series A Convertible Preferred Stock Warrants	Series B Convertible Preferred Stock Warrants	Series C Convertible Preferred Stock Warrants	Series D Convertible Preferred Stock Warrants
Expected term (in years)	3.72	4.11	4.59	3.38
Fair value of underlying shares	8.50	8.57	8.70	9.45
Volatility	65.07%	64.90%	64.83%	65.29%
Risk-free interest rate	1.01%	1.04%	1.09%	0.96%
Dividend yield	—	—	—	—

Virgin Group Acquisition Corp. II [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements and Fair Value of Financial Instruments
Note 6 —  Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments in the Mutual Fund.

	March 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Mutual Fund held in Trust Account	$402,566,409	$402,566,409	$—	$—
Liabilities:
Derivative warrant liability – Public Warrants	$3,048,919	$3,048,919	$—	$—
Derivative warrant liability – Private Warrants	2,636,811	—	—	2,636,811
Backstop derivative liability	30,234,314	—	—	30,234,314

Derivative liabilities	$35,920,044	$3,048,919	$—	$32,871,125

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Mutual Fund held in Trust Account	$402,530,526	$402,530,526	$—	$—
Liabilities:
Derivative warrant liability – Public Warrants	$6,731,959	$6,731,959	$—	$—
Derivative warrant liability – Private Warrants	6,608,051	—	—	6,608,051

Derivative warrant liabilities	$13,340,010	$6,731,959	$—	$6,608,051

The change in fair value of the derivative warrant liabilities is summarized as follows:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Derivative warrant liability – initial measurement on March 25, 2021	$9,020,019	$8,776,387	$17,796,406
Change in fair value of derivative warrant liabilities	133,454	55,320	188,774

Derivative warrant liabilities at March 31, 2021	$9,153,473	$8,831,707	$17,985,180

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Derivative warrant liabilities at December 31, 2021	$6,608,051	$—	$6,608,051
Change in fair value of derivative warrant liabilities	(3,971,240)	—	(3,971,240)

Derivative warrant liabilities at March 31, 2022	$2,636,811	$—	$2,636,811

The estimated fair value of the warrant liability for the private warrants at March 31, 2022 and December 31, 2021 was determined using Level 3 inputs. Inherent in a Monte Carlo options pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on projected volatility of comparable public companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S.
Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is based on management assumptions regarding the timing and likelihood of completing a business combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in May 2021 when the Public Warrants were listed separately.
The following table provides quantitative information regarding Level 3 fair value measurements of derivative warrant liabilities as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Strike price	$11.50	$11.50
Share price	$5.95	$9.59
Volatility	25%	40%
Risk-free rate	2.40%	1.28%
Expected term (years)	5	5
The Company accounts for the Backstop Subscription Agreement in accordance with the guidance in ASC 815-40 and accounts for the Tranche 2 Shares as a derivative asset and Penny Warrants and Additional Shares as derivative liabilities at its fair value determined by a Monte Carlo simulation of redemptions and share price using the same calibrated price from the warrant valuation analysis. These assets and liabilities are subject to re-measurement at each balance sheet date. With each such re-measurement, the derivate asset or liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statements of operations. On March 31, 2022, the Company recorded net backstop derivative liability in the unaudited condensed balance sheets amounting to $30,234,314.
The following table provides quantitative information regarding Level 3 fair value measurement of backstop derivative liability as of March 31, 2022:

Share price	$5.95
Volatility	25%
Risk-free rate	2.40%
Minimum Redemption Percentage	92%
Maximum Redemption Percentage	100%

Note 6 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments in the Mutual Fund.

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Mutual Fund held in Trust Account	$402,530,526	402,530,526	$—	$—

Liabilities:
Derivative warrant liability –Public Warrants	$6,731,959	$6,731,959	$—	$—
Derivative warrant liability –Private Warrants	6,608,051	—	—	6,608,051

Derivative warrant liabilities	$13,340,010	$6,731,959	$—	$6,608,051

The estimated fair value of the warrant liability for the private warrants at December 31, 2021 was determined using Level 3 inputs. Inherent in a Monte Carlo options pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on projected volatility of comparable public companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S.
Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is based on management assumptions regarding the timing and likelihood of completing a business combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in May 2021 when the Public Warrants were listed separately.
The following table provides quantitative information regarding Level 3 fair value measurements as of December 31, 2021:

December 31, 2021
Strike price	$11.50
Share price	$9.59
Volatility	40%
Risk-free rate	1.28%
Expected term (years)	5